NOTE 5: INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Deferred Tax Assets	$ 163,700
Net Operating Loss Carryforwards	467,700
Change in Valuation Allowance	$ 19,700